Reinsurance	12 Months Ended
Dec. 31, 2024
Text block 1 [Abstract]
Reinsurance
Schedule IV
Reinsurance

Amounts in EUR millions Life insurance in force	December 31, 2024	December 31, 2023

Gross amount	874,615	813,550

Ceded to other companies	(351,356)	(366,577)

Assumed from other companies	258,407	273,421

Net amount	781,666	720,394

% of amount assumed to net	33%	38%

Net insurance revenue & insurance service expenses

Net insurance revenue & insurance service expenses - Life	(440)	(121)

Net insurance revenue & insurance service expenses - Non life	491	281

Total net insurance revenue & insurance service expenses	51	160

Net income / (expenses) on reinsurance held

Net income / (expenses) on reinsurance held - Life	368	221

Net income / (expenses) on reinsurance held - Non life	(43)	(39)

Total net income / (expenses) on reinsurance held	325	182